Schedule of related party transaction (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Beagledata [Member] | Technology Services [Member]
Related Party Transaction [Line Items]
Related party transactions	[1]			¥ 1,480
Beagledata [Member] | Outsourcing Services [Member]
Related Party Transaction [Line Items]
Related party transactions			566
Recruitment Services [Member]
Related Party Transaction [Line Items]
Related party transactions	[2]	¥ 3,887	¥ 7,417	¥ 9,697

[1]	Beagledata provided technology services for the year ended December 31, 2022, and the Group recorded it as research and development expenses in the consolidated statements of income and comprehensive income.
[2]	The Group provided recruitment services to Beagledata, including flexible staffing services and permanent recruitment services for the years ended December 31, 2022, 2023 and 2024.